Xtrackers US National Critical Technologies ETF Average Annual Total Returns		12 Months Ended	14 Months Ended
	May 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Solactive Whitney U.S. Critical Technologies Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.01%	22.95%
MSCI World Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.67%	23.26%
Xtrackers US National Critical Technologies ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		17.51%	22.48%
Xtrackers US National Critical Technologies ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.69%	17.37%
Xtrackers US National Critical Technologies ETF | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.06%	23.06%
Performance Inception Date	Nov. 16, 2023